Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings.
Schedule of Borrowings

Amounts in US$ ‘000	2023	2022
Outstanding amounts as of December 31
Notes due 2027	500,981	497,642
	500,981	497,642
Classified as follows:
Current	12,528	12,528
Non-current	488,453	485,114